Parent entity information - Additional Information (Detail) - Parent [member] - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Disclosure of parent entity information [line items]
Share based payments reserve	$ 2,243,000	$ 2,078,000
Available for sale reserve	(37,000)	(37,000)
Contingent liabilities	0	0
Capital commitments for property, plant and equipment	$ 0	$ 0